INTERIM FINANCIAL DATA	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
INTERIM FINANCIAL DATA
INTERIM FINANCIAL DATA

The unaudited interim condensed consolidated financial statements of Golden Ocean Group Limited. (“Golden Ocean,” the “Company,” "we," or "our") have been prepared on the same basis as the Company’s audited consolidated financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of the Company's consolidated financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The unaudited interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and notes included in our Annual Report on Form 20-F for the year ended December 31, 2017, filed with the Securities and Exchange Commission (the "SEC") on March 21, 2018.

The unaudited interim condensed consolidated financial statements do not include all the disclosures required in an Annual Report on Form 20-F. The results of operations for the interim period ended June 30, 2018 are not necessarily indicative of the results for the year ending December 31, 2018.